Inventory - Schedule of detailed information about inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Finished products - Vanadium	$ 43,582	$ 48,546
Finished products - Ilmenite	672	0
Work-in-process	1,802	998
Stockpiles	1,328	284
Warehouse materials	14,181	14,393
Total	$ 61,565	$ 64,221